OPERATING COSTS - Summary of operating costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Operating Costs And Expenses [Abstract]
Rental cost	¥ 642,354	¥ 813,773	¥ 975,342
Depreciation expenses	75,332	256,056	207,814
Personnel cost	224,125	77,392	23,698
Cost for value-added services and others	7,843	56,194	98,138
Total	¥ 949,654	¥ 1,203,415	¥ 1,304,992